Definition of Terms in Fund Name	Jul. 14, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks a high rate of current monthly income by investing in a diversified portfolio of fixed-income ETFs. Under normal circumstances, the Trust will invest at least 80% of its assets in ETFs which invest at least 80% of their assets in fixed-income securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which seeks to provide investors with current monthly income and diversification across fixed income asset classes, which will include investment grade and high-yield corporate bonds, mortgage-backed securities, senior loans, covenant-lite loans, treasury bonds and agency bonds. To accomplish this, the portfolio invests in a broad range of ETFs which are further diversified among U.S. and foreign fixed income securities of various maturities and credit quality.

The ETFs were selected by our research department based on a number of factors including, but not limited to, the size and liquidity of the ETFs (requiring a minimum market capitalization of $50,000,000), the current dividend yield of the ETFs (prioritizing ETFs with the highest dividend yields) and the quality and character of the securities held by the ETFs (focusing on credit quality, maturity and duration within each fixed income category, which are balanced to varying degrees based on current economic conditions). The Trust does not have any specific criteria related to credit quality, maturity or duration. All other factors being equal, the Sponsor will select ETFs with lower expense ratios, while attempting to limit the overlap of the securities held by the ETFs.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to floating-rate securities through the Trust’s investment in the Funds. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.